Schedule of Mining Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance beginning	$ 4,673,680	$ 7,613,230
Deposits on equipment during the period	47,600	2,132,730	$ 7,613,230
Equipment delivered during the period		(5,072,280)
Balance ending	4,721,280	4,673,680	7,613,230
Balance beginning	4,673,680	7,613,230
Balance ending		4,673,680	7,613,230
Cryptocurrency Miners [Member]
Balance beginning	3,969,000	7,089,000
Deposits on equipment during the period	47,600	1,602,300	7,089,000
Equipment delivered during the period		(4,722,300)
Balance ending	4,016,600	3,969,000	7,089,000
Balance beginning	3,969,000	7,089,000
Balance ending		3,969,000	7,089,000
Mobile Data Centers [Member]
Balance beginning	704,680	524,230
Deposits on equipment during the period		530,430	524,230
Equipment delivered during the period		(349,980)
Balance ending	704,680	704,680	524,230
Balance beginning	$ 704,680	524,230
Balance ending		$ 704,680	$ 524,230